Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2013
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Mar. 19, 2014
Document Effective Date	Mar. 19, 2014
Prospectus Date	Mar. 24, 2014
Mount Lucas U.S. Focused Equity Fund | Class I
Risk/Return:
Trading Symbol	BMLEX